Retirement Plans and Other Primary Tables (Details) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) pensionplans shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Minimum Contribution Requirement		$ 0.0	$ 0.0	$ 0.0
Number of common shares held in rabbi trust (in shares) | shares		0.9	0.8
Amounts recognized in the statement of financial position consist of:
Non-current liabilities		$ 153.8	$ 157.0
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of qualified pension plans maintained by entity | pensionplans		1
Basis of Serp Benefit Compensation Earned Years of Employment		5 years
Accumulated benefit obligation at end of year		$ 161.2	167.2
Change in benefit obligation:
Benefit obligation at beginning of year		174.0	184.9
Service cost		0.6	1.1	0.9
Interest cost		7.1	7.2	7.2
Acquisitions and divestitures		0.0	0.0
Actuarial loss (gain)		2.5	(7.8)
Benefits paid		(16.6)	(11.4)
Foreign Exchange effect		0.0	0.0
Benefit obligation at end of year		167.6	174.0	184.9
Change in plan assets:
Fair value of plan assets at beginning of year		123.1	136.8
Actual return on plan assets		9.5	(2.4)
Employer contribution		1.1	0.1
Employee contribution		0.0	0.0	0.0
Benefits paid		(16.6)	(11.4)
Foreign exchange effect		0.0	0.0
Fair value of plan assets at end of year		117.1	123.1	$ 136.8
Funded status		(50.5)	(50.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities		1.2	1.0
Non-current liabilities		49.3	49.9
Total liabilities		50.5	50.9
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss		75.6	78.5
Prior service cost		0.3	0.4
Total amounts recognized in accumulated other comprehensive income		$ 75.9	$ 78.9
Weighted-average assumptions as of December 31:
Discount rate	[1]	4.03%	4.20%	4.02%
Expected return on plan assets		7.00%	7.50%	7.50%
Rate of compensation increase	[1]	3.75%	3.75%	3.75%
Components of net periodic cost:
Service cost		$ 0.6	$ 1.1	$ 0.9
Interest cost		7.1	7.2	7.2
Expected return on plan assets		(8.3)	(9.9)	(9.2)
Recognition of prior service cost		0.2	0.1	0.1
Amortization of actuarial loss		4.2	3.8	2.1
Other		0.0	0.0	0.0
Net periodic cost		3.8	2.3	1.1
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year		209.7	214.9
Change in benefit obligation:
Benefit obligation at beginning of year		217.1	243.0
Service cost		3.1	2.9	1.6
Interest cost		6.5	6.9	8.9
Acquisitions and divestitures		(5.5)	0.0
Actuarial loss (gain)		25.9	(9.9)
Benefits paid		(9.4)	(8.8)
Foreign Exchange effect		(26.2)	(17.0)
Benefit obligation at end of year		211.5	217.1	243.0
Change in plan assets:
Fair value of plan assets at beginning of year		111.2	119.0
Actual return on plan assets		18.4	(0.3)
Employer contribution		6.7	7.2
Employee contribution		0.4	0.3	0.0
Benefits paid		(9.4)	(8.8)
Foreign exchange effect		(19.0)	(6.2)
Fair value of plan assets at end of year		108.3	111.2	$ 119.0
Funded status		(103.2)	(105.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities		2.4	3.1
Non-current liabilities		100.8	102.8
Total liabilities		103.2	105.9
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss		148.5	126.5
Prior service cost		(2.2)	0.2
Total amounts recognized in accumulated other comprehensive income		$ 146.3	$ 126.7
Weighted-average assumptions as of December 31:
Discount rate	[1]	2.27%	3.23%	2.97%
Expected return on plan assets		5.90%	5.93%	5.96%
Rate of compensation increase	[1]	0.89%	0.83%	0.84%
Components of net periodic cost:
Service cost		$ 3.1	$ 2.9	$ 1.6
Interest cost		6.5	6.9	8.9
Expected return on plan assets		(6.0)	(7.0)	(6.7)
Recognition of prior service cost		0.0	0.0	2.0
Amortization of actuarial loss		2.5	3.2	1.8
Other		(0.4)	(0.3)	0.0
Net periodic cost		5.7	5.7	7.6
Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Employee Benefits and Share-based Compensation		19.3	20.6	18.1
Other Benefits
Change in benefit obligation:
Benefit obligation at beginning of year		4.9	5.7
Service cost		0.0	0.0	0.0
Interest cost		0.2	0.2	0.2
Acquisitions and divestitures		0.0	0.0
Actuarial loss (gain)		(0.6)	(0.5)
Benefits paid		(0.3)	(0.5)
Foreign Exchange effect		0.0	0.0
Benefit obligation at end of year		4.2	4.9	5.7
Change in plan assets:
Fair value of plan assets at beginning of year		0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contribution		0.3	0.5
Employee contribution		0.0	0.0	0.0
Benefits paid		(0.3)	(0.5)
Foreign exchange effect		0.0	0.0
Fair value of plan assets at end of year		0.0	0.0	$ 0.0
Funded status		(4.2)	(4.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities		0.5	0.6
Non-current liabilities		3.7	4.3
Total liabilities		4.2	4.9
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss		0.0	0.6
Prior service cost		0.0	0.0
Total amounts recognized in accumulated other comprehensive income		$ 0.0	$ 0.6
Weighted-average assumptions as of December 31:
Discount rate	[1]	3.81%	3.91%	3.74%
Components of net periodic cost:
Service cost		$ 0.0	$ 0.0	$ 0.0
Interest cost		0.2	0.2	0.2
Expected return on plan assets		0.0	0.0	0.0
Recognition of prior service cost		0.0	0.0	0.0
Amortization of actuarial loss		0.0	0.1	0.1
Other		0.0	0.0	0.0
Net periodic cost		$ 0.2	$ 0.3	$ 0.3

[1]	The weighted average assumptions as of December 31 are used to calculate the funded status at the end of the current year and the net periodic cost for the subsequent year.